SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Text block [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
13.	SUPPLEMENTAL CASH FLOW INFORMATION
The Company did not have any cash equivalents as at December 31, 2023 and December 31, 2022.
a)  Schedule of
non-cash
investing and financing activities:

	Year ended December 31,

	2023	2022
Capitalized share-based payments	$6,867	$6,364
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	10,929	4,711
Interest expense included in accounts payable and accrued liabilities	773	85